CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Statements of Cash Flow (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	$ 10,502		$ 6,658	$ 5,205
Investing activities
Capital expenditures	(6,806)		(8,287)	(5,128)
Long-term investments	(1,312)		(3,586)	(514)
Distributions from equity investments in excess of cumulative earnings	1,277		125	0
Additions to intangible assets	(540)		(789)	(127)
Acquisitions	0		0	(644)
Cash acquired in Merger Transaction	0		682	0
Proceeds from dispositions	4,452		628	1,379
Reimbursement of capital expenditures	0		212	0
Contributions to subsidiaries	0		0	0
Return of share capital from subsidiaries	0		0	0
Advances to affiliates	0		0	0
Repayment of advances to affiliates	0		0	0
Other	(88)		(22)	(118)
Net cash used in investing activities	(3,017)		(11,037)	(5,152)
Financing activities
Net change in short-term borrowings	(420)		721	(248)
Net change in commercial paper and credit facility draws	(2,256)		(1,249)	(2,297)
Debenture and term note issues, net of issue costs	3,537		9,483	4,080
Debenture and term note repayments	(4,445)		(5,054)	(1,946)
Sale of noncontrolling interests in subsidiaries	1,289		0	0
Purchase of interest in consolidated subsidiary	0		(227)	0
Contributions from noncontrolling interests	24		832	28
Distributions to noncontrolling interests	(857)		(919)	(720)
Contributions from redeemable noncontrolling interests	70		1,178	591
Distributions to redeemable noncontrolling interests	(325)		(247)	(202)
Contributions from parents	0		0	0
Distributions to parents	0		0	0
Preference shares issued	0		489	737
Sponsored Vehicle buy-in cash payment	(64)		0	0
Redemption of preferred shares	(210)		0	0
Common shares issued	21	$ 0.0	1,549	2,260
Preference share dividends	(364)		(330)	(293)
Common share dividends	(3,480)		(2,750)	(1,150)
Advances from affiliates	0		0	0
Repayment of advances from affiliates	0		0	0
Other	(23)		0	0
Net cash (used in)/provided by financing activities	(7,503)		3,476	840
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	68		(72)	(19)
Net increase/(decrease) in cash and cash equivalents and restricted cash	50		(975)	874
Cash and cash equivalents and restricted cash at beginning of year	587		1,562	688
Cash and cash equivalents and restricted cash at end of year	637		587	1,562
Consolidation, Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(2,847)		(1,794)	(1,491)
Investing activities
Capital expenditures	0		0	0
Long-term investments	78		202	194
Distributions from equity investments in excess of cumulative earnings	(3,900)		(3,355)	(3,950)
Additions to intangible assets	0		0	0
Acquisitions				0
Cash acquired in Merger Transaction			0
Proceeds from dispositions	0		(2,217)	0
Reimbursement of capital expenditures			0
Contributions to subsidiaries	9,878		6,922	1,433
Return of share capital from subsidiaries	(3,753)		(3,955)	(350)
Advances to affiliates	13,425		12,094	7,448
Repayment of advances to affiliates	(14,747)		(9,522)	(3,359)
Other	0		0	0
Net cash used in investing activities	981		169	1,416
Financing activities
Net change in short-term borrowings	0		0	0
Net change in commercial paper and credit facility draws	0		0	0
Debenture and term note issues, net of issue costs	0		0	0
Debenture and term note repayments	0		0	0
Sale of noncontrolling interests in subsidiaries	1,289
Purchase of interest in consolidated subsidiary			2,217
Contributions from noncontrolling interests	24		832	28
Distributions to noncontrolling interests	(857)		(919)	(720)
Contributions from redeemable noncontrolling interests	70		615	591
Distributions to redeemable noncontrolling interests	(325)		(247)	(202)
Contributions from parents	(9,230)		(6,922)	(1,433)
Distributions to parents	10,221		10,086	5,900
Preference shares issued			0	0
Sponsored Vehicle buy-in cash payment	0
Redemption of preferred shares	0		0
Common shares issued	(648)		(1,873)	0
Preference share dividends	0		478	0
Common share dividends	0		0	0
Advances from affiliates	(13,425)		(12,094)	(7,448)
Repayment of advances from affiliates	14,747		9,522	3,359
Other	0
Net cash (used in)/provided by financing activities	1,866		1,695	75
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	0		(70)	0
Net increase/(decrease) in cash and cash equivalents and restricted cash	0		0	0
Cash and cash equivalents and restricted cash at beginning of year	0		0	0
Cash and cash equivalents and restricted cash at end of year	0		0	0
Parent Issuer and Guarantor | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	154		(1,023)	(65)
Investing activities
Capital expenditures	(28)		(21)	(21)
Long-term investments	(81)		(202)	(194)
Distributions from equity investments in excess of cumulative earnings	1,829		1,448	1,233
Additions to intangible assets	(43)		(47)	(37)
Acquisitions				0
Cash acquired in Merger Transaction			0
Proceeds from dispositions	1,790		0	0
Reimbursement of capital expenditures			0
Contributions to subsidiaries	(8,131)		(4,866)	(970)
Return of share capital from subsidiaries	3,753		2,423	350
Advances to affiliates	(6,863)		(7,145)	(4,307)
Repayment of advances to affiliates	9,427		4,506	1,577
Other	0		0	0
Net cash used in investing activities	1,653		(3,904)	(2,369)
Financing activities
Net change in short-term borrowings	0		0	0
Net change in commercial paper and credit facility draws	(734)		(1,845)	(1,083)
Debenture and term note issues, net of issue costs	2,554		8,177	3,009
Debenture and term note repayments	0		(1,711)	(1,160)
Sale of noncontrolling interests in subsidiaries	0
Purchase of interest in consolidated subsidiary			0
Contributions from noncontrolling interests	0		0	0
Distributions to noncontrolling interests	0		0	0
Contributions from redeemable noncontrolling interests	0		563	0
Distributions to redeemable noncontrolling interests	0		0	0
Contributions from parents	0		0	0
Distributions to parents	0		0	0
Preference shares issued			489	737
Sponsored Vehicle buy-in cash payment	(64)
Redemption of preferred shares	0		0
Common shares issued	21		1,549	2,260
Preference share dividends	(364)		(330)	(293)
Common share dividends	(3,480)		(2,336)	(1,150)
Advances from affiliates	710		407	518
Repayment of advances from affiliates	(443)		(40)	(400)
Other	0
Net cash (used in)/provided by financing activities	(1,800)		4,923	2,438
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	0		0	0
Net increase/(decrease) in cash and cash equivalents and restricted cash	7		(4)	4
Cash and cash equivalents and restricted cash at beginning of year	2		6	2
Cash and cash equivalents and restricted cash at end of year	9		2	6
Subsidiary Non-Guarantors | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	12,772		11,411	8,579
Investing activities
Capital expenditures	(6,778)		(8,266)	(5,107)
Long-term investments	(1,297)		(3,535)	(514)
Distributions from equity investments in excess of cumulative earnings	1,232		103	0
Additions to intangible assets	(497)		(742)	(90)
Acquisitions				(644)
Cash acquired in Merger Transaction			682
Proceeds from dispositions	2,662		1,103	1,379
Reimbursement of capital expenditures			212
Contributions to subsidiaries	(1,655)		0	0
Return of share capital from subsidiaries	0		0	0
Advances to affiliates	(4,859)		(3,020)	(1,518)
Repayment of advances to affiliates	3,298		2,887	400
Other	(88)		(22)	(135)
Net cash used in investing activities	(7,982)		(10,598)	(6,229)
Financing activities
Net change in short-term borrowings	(420)		721	(248)
Net change in commercial paper and credit facility draws	449		(1,314)	(1,503)
Debenture and term note issues, net of issue costs	983		438	1,071
Debenture and term note repayments	(3,288)		(2,810)	(386)
Sale of noncontrolling interests in subsidiaries	0
Purchase of interest in consolidated subsidiary			(1,969)
Contributions from noncontrolling interests	0		0	0
Distributions to noncontrolling interests	0		0	0
Contributions from redeemable noncontrolling interests	0		0	0
Distributions to redeemable noncontrolling interests	0		0	0
Contributions from parents	8,223		6,922	1,433
Distributions to parents	(7,653)		(7,310)	(4,840)
Preference shares issued			0	0
Sponsored Vehicle buy-in cash payment	0
Redemption of preferred shares	(210)		1,613
Common shares issued	0		0	0
Preference share dividends	0		0	0
Common share dividends	0		(414)	0
Advances from affiliates	8,566		9,074	5,930
Repayment of advances from affiliates	(11,449)		(6,635)	(2,959)
Other	(18)
Net cash (used in)/provided by financing activities	(4,817)		(1,684)	(1,502)
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	68		0	(20)
Net increase/(decrease) in cash and cash equivalents and restricted cash	41		(871)	828
Cash and cash equivalents and restricted cash at beginning of year	571		1,442	630
Cash and cash equivalents and restricted cash at end of year	612		571	1,442
Spectra Energy Partners L P | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	1,751		(255)
Investing activities
Capital expenditures	0		0
Long-term investments	(12)		(51)
Distributions from equity investments in excess of cumulative earnings	45		22
Additions to intangible assets	0		0
Cash acquired in Merger Transaction			0
Proceeds from dispositions	0		0
Reimbursement of capital expenditures			0
Contributions to subsidiaries	(79)		0
Return of share capital from subsidiaries	0		0
Advances to affiliates	0		(519)
Repayment of advances to affiliates	518		0
Other	0		0
Net cash used in investing activities	472		(548)
Financing activities
Net change in short-term borrowings	0		0
Net change in commercial paper and credit facility draws	(962)		2,226
Debenture and term note issues, net of issue costs	0		868
Debenture and term note repayments	(648)		(533)
Sale of noncontrolling interests in subsidiaries	0
Purchase of interest in consolidated subsidiary			0
Contributions from noncontrolling interests	0		0
Distributions to noncontrolling interests	0		0
Contributions from redeemable noncontrolling interests	0		0
Distributions to redeemable noncontrolling interests	0		0
Contributions from parents	0		0
Distributions to parents	(1,902)		(1,987)
Preference shares issued			0
Sponsored Vehicle buy-in cash payment	0
Redemption of preferred shares	0		0
Common shares issued	648		227
Preference share dividends	0		0
Common share dividends	0		0
Advances from affiliates	648		0
Repayment of advances from affiliates	0		0
Other	(5)
Net cash (used in)/provided by financing activities	(2,221)		801
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	0		0
Net increase/(decrease) in cash and cash equivalents and restricted cash	2		(2)
Cash and cash equivalents and restricted cash at beginning of year	14		16
Cash and cash equivalents and restricted cash at end of year	16		14	16
Enbridge Energy Partners, L.P. | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(1,328)		(1,681)	(1,818)
Investing activities
Capital expenditures	0		0	0
Long-term investments	0		0	0
Distributions from equity investments in excess of cumulative earnings	2,071		1,907	2,717
Additions to intangible assets	0		0	0
Acquisitions				0
Cash acquired in Merger Transaction			0
Proceeds from dispositions	0		1,742	0
Reimbursement of capital expenditures			0
Contributions to subsidiaries	(13)		(2,056)	(463)
Return of share capital from subsidiaries	0		1,532	0
Advances to affiliates	(1,703)		(1,410)	(1,623)
Repayment of advances to affiliates	1,504		2,129	1,382
Other	0		0	17
Net cash used in investing activities	1,859		3,844	2,030
Financing activities
Net change in short-term borrowings	0		0	0
Net change in commercial paper and credit facility draws	(1,009)		(316)	289
Debenture and term note issues, net of issue costs	0		0	0
Debenture and term note repayments	(509)		0	(400)
Sale of noncontrolling interests in subsidiaries	0
Purchase of interest in consolidated subsidiary			(475)
Contributions from noncontrolling interests	0		0	0
Distributions to noncontrolling interests	0		0	0
Contributions from redeemable noncontrolling interests	0		0	0
Distributions to redeemable noncontrolling interests	0		0	0
Contributions from parents	1,007		0	0
Distributions to parents	(666)		(789)	(1,060)
Preference shares issued			0	0
Sponsored Vehicle buy-in cash payment	0
Redemption of preferred shares	0		(1,613)
Common shares issued	0		1,646	0
Preference share dividends	0		(478)	0
Common share dividends	0		0	0
Advances from affiliates	3,501		2,613	1,000
Repayment of advances from affiliates	(2,855)		(2,847)	0
Other	0
Net cash (used in)/provided by financing activities	(531)		(2,259)	(171)
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	0		(2)	1
Net increase/(decrease) in cash and cash equivalents and restricted cash	0		(98)	42
Cash and cash equivalents and restricted cash at beginning of year	0		98	56
Cash and cash equivalents and restricted cash at end of year	$ 0		0	98
Previously Reported
Financing activities
Cash and cash equivalents and restricted cash at beginning of year			1,562
Cash and cash equivalents and restricted cash at end of year				1,562
Previously Reported | Consolidation, Eliminations
Financing activities
Cash and cash equivalents and restricted cash at beginning of year			0
Cash and cash equivalents and restricted cash at end of year				0
Previously Reported | Parent Issuer and Guarantor | Reportable Legal Entities
Financing activities
Cash and cash equivalents and restricted cash at beginning of year			6
Cash and cash equivalents and restricted cash at end of year				6
Previously Reported | Subsidiary Non-Guarantors | Reportable Legal Entities
Financing activities
Cash and cash equivalents and restricted cash at beginning of year			1,458
Cash and cash equivalents and restricted cash at end of year				1,458
Previously Reported | Enbridge Energy Partners, L.P. | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Financing activities
Cash and cash equivalents and restricted cash at beginning of year			$ 98
Cash and cash equivalents and restricted cash at end of year				$ 98